FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
▪Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities which the entity can access at the measurement date.
•Level 2 inputs are inputs other than quoted prices included within Level 1 which are observable for the asset or liability, either directly or indirectly such as those derived from prices.
•Level 3 inputs are unobservable inputs for the asset or liability.
There have been no changes in the classification of the financial instruments in the fair value hierarchy since December 31, 2019.
(a)Financial assets and liabilities measured at fair value on a recurring basis
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - Prepayment options on 5.75% Senior Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - 5.75% Senior Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - Equipment Loans[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.2 million as at December 31, 2020.

	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$830.6	$830.6	$—	$—	$830.6
Short-term investments	6.1	6.1	—	—	6.1
Restricted cash	28.1	28.1	—	—	28.1
Marketable securities and warrants	17.9	7.4	4.5	6.0	17.9
Derivatives
Currency contracts	1.4	—	1.4	—	1.4
Crude oil contracts	3.7	—	3.7	—	3.7
Embedded derivative - Prepayment options on 7% Senior Notes	12.0	—	12.0	—	12.0
	$899.8	$872.2	$21.6	$6.0	$899.8
Liabilities
Derivatives
Crude oil contracts	$(2.3)	$—	$(2.3)	$—	$(2.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(416.8)	—	—	(416.8)
Long-term debt - Equipment Loan[2]	(20.7)	—	(20.8)	—	(20.8)
	$(423.0)	$(416.8)	$(23.1)	$—	$(439.9)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loans of $0.3 million as at December 31, 2019.
(b)Valuation techniques
Cash, cash equivalents, short-term investments and restricted cash
Cash, cash equivalents, short-term investments and restricted cash are included in Level 1 due to the short-term maturity of these financial assets.
Marketable securities and warrants
The fair value of marketable securities included in Level 1 is determined based on a market approach. The closing price is a quoted market price from the exchange market which is the principal active market for the particular security. The fair value of warrants included in Level 2 is obtained through the use of Black-Scholes pricing model, which uses share price inputs and volatility measurements. The fair value of investments in equity instruments which are not actively traded is determined using valuation techniques which require inputs that are both unobservable and significant, and therefore were categorized as Level 3 in the fair value hierarchy. The Company uses the latest market transaction price for these securities, obtained from the entity, to value these marketable securities.

Marketable securities included in level 3
Balance, December 31, 2019	$6.0
Reduction in value of marketable securities	(5.0)
Change in fair value reported in Other comprehensive income (loss), net of income taxes	(0.6)
Balance, December 31, 2020	$0.4
Bond fund investments
The fair value of bond fund investments included in Level 1 is measured using quoted prices (unadjusted) in active markets.
Derivatives
For derivative contracts, the Company obtains a valuation of the contracts from counterparties of those contracts. The Company assesses the reasonableness of these valuations through internal methods and third-party valuations. The Company then calculates a credit valuation adjustment to reflect the counterparty’s or the Company’s own default risk. Valuations are based on market valuations considering interest rate and volatility, taking into account the credit risk of the financial instrument. Valuations of derivative contracts are therefore classified within Level 2 of the fair value hierarchy.
Embedded derivatives - Prepayment options on the Notes
The fair value of the embedded derivative as at December 31, 2020 was $8.4 million and is accounted for at FVTPL. The valuation is based on the discounted cash flows at the risk-free rate to determine the present value of the prepayment option. Key inputs used in the valuation include the credit spread, volatility parameter and the risk-free rate curve. Valuation of the prepayment option is therefore classified within Level 2 of the fair value hierarchy.
Embedded derivative - Rosebel power purchase agreement
The fair value of the embedded derivative on Rosebel's power purchase agreement as at December 31, 2020 was $23.3 million and is accounted for at FVTPL. Included in the power purchase agreement is a price escalator which results in increases in electricity prices linked to the price of gold. The valuation is based on the discounted estimated incremental cash flows above the baseline power price at the risk-free rate to determine the present value of the price escalator. Key inputs used in the valuation include the credit spread, volatility parameter, the risk-free rate curve and future gold price estimates. Valuation of the price escalator is therefore classified within Level 2 of the fair value hierarchy.
Senior Notes
The fair value of Senior Notes required to be disclosed is determined using quoted prices (unadjusted) in active markets, and is therefore classified within Level 1 of the fair value hierarchy. The fair value of the 5.75% Senior Notes as at December 31, 2020 was $460.4 million (7% Senior Notes: December 31, 2019 - $416.8 million).
Equipment Loans
The fair value of the Equipment Loans required to be disclosed is determined by applying a discount rate, reflecting the credit spread based on the Company's credit rating to future cash flows and is therefore classified within Level 2 of the fair value hierarchy. The fair value of the Equipment Loans as at December 31, 2020 was $28.9 million (December 31, 2019 - $20.8 million).
Other financial assets and liabilities
The fair value of all other financial assets and liabilities of the Company approximate their carrying amounts.